Post Retirement and Other Long Term Employees Benefits (Details 4)	Dec. 31, 2011	Dec. 31, 2010
Pension plan asset allocation
Equity securities	31.00%	39.00%
Bonds securities remunerating interest	44.00%	32.00%
Real estate	7.00%	7.00%
Other	18.00%	22.00%
Total	100.00%	100.00%